CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 46,204	$ 5,177	$ (127,686)
Other Comprehensive income, net of tax:
Deferred hedge adjustment, net of income tax provision of $149 for 2014			247
Other comprehensive income			247
Comprehensive income (loss)	$ 46,204	$ 5,177	$ (127,439)